MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2024 (Unaudited)

Mutual Funds (96.9%)	Shares	Value

Shelton Capital Management Nasdaq-100 Index Inv Class	68,322	$ 2,506,050
Pear Tree Quality Class I	71,589	1,866,319
Vanguard Tax-Managed Capital Appreciation Adm Class	6,665	1,812,042
Touchstone Large Cap Focused Class Y	25,145	1,609,289
Centre American Select Equity Class I	78,363	1,321,202
T. Rowe Price All-Cap Opportunities	18,147	1,316,580
Fidelity Large Cap Growth Index Class I	37,539	1,233,520
Putnam Large Cap Value Class Y	34,441	1,193,039
BNY Mellon Dynamic Value Class I	26,021	1,178,767
Hillman Value No Load	33,934	1,122,530
Columbia Dividend Income Class I2	31,956	1,068,300
T. Rowe Price Dividend Growth	13,000	992,680
Principal Blue Chip Class I	19,950	863,441
Loomis Sayles Growth Class Y	30,000	783,300
Neuberger Berman Large Cap Value Inv Class	17,434	765,713
Fidelity Select Brokerage and Investment Management	4,752	699,922
Putnam Multi-Cap Class R6	17,055	678,454
Jensen Quality Growth Class I	11,000	676,390
Vanguard Equity Income Adm Class	7,382	666,741
PRIMECAP Odyssey Aggressive Growth	13,998	628,639
Amana Growth Class I	7,810	620,587

Total Mutual Funds (Cost $ 16,936,582)		23,603,505

Short-Term Securities (2.9%)

Fidelity Institutional Government Money Market Class I (Cost $ 714,196)		714,196

Total Short-Term Securities		714,196

Total Investments in Securities (Cost $ 17,650,778) (99.8%)		24,317,701

Net Other Assets and Liabilities (0.2%)		33,390

Net Assets (100%)		$ 24,351,091

As of March 31, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$16,936,582
Unrealized appreciation	6,666,923
Unrealized depreciation	0
Net unrealized appreciation (depreciation)	6,666,923

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

March 31,2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 23,603,505	-	-	$ 23,603,505
Short Term Investments	714,196	-	-	714,196
Total Investments in Securities	$ 24,317,701	-	-	$ 24,317,701

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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